Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	$ 160	$ 2,048
Derivatives	1	234
Other current financial assets (deposits)	131,095	144,848
Current financial assets	131,257	147,130
Cash and cash equivalents	35,590	61,533	$ 59,809	$ 143,251
Current financial assets and cash and cash equivalents	166,847	208,663
At fair value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	160	2,048
Derivatives	1	234
Other current financial assets (deposits)	131,095	144,848
Current financial assets	131,257	147,130
Cash and cash equivalents	35,590	61,533
Current financial assets and cash and cash equivalents	$ 166,847	$ 208,663